Segment Reporting	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Segment Reporting
Note 15 - Segment Reporting

A.	Information about reportable segments

The Group has one reportable segment.

B.	Entity level disclosures

(1)	Major Customers

Revenues from one customer of the Group represents approximately USD 14,400 thousand  of the Group’s total revenue. In the years ended December 31, 2016, and December 31, 2015, there were no major customers.

(2)	Information on products and services

The Group’s revenues from external parties in respect of each category of similar products and services are presented in Note 14.

(3)	Information on geographical areas

	For the year ended December 31, 2017
	U.S.A.	International	Total
	USD in thousands
Total revenues	59,525	5,422	64,947

	For the year ended December 31, 2016
	U.S.A.	International	Total
	USD in thousands
Total revenues	30,716	5,663	36,379

	For the year ended December 31, 2015
	U.S.A.	International	Total
	USD in thousands
Total revenues	20,271	5,825	26,096

  * Virtually all of the Company’s long-lived assets are located in Israel.